SEMI-ANNUAL REPORT (unaudited)

March 31, 2002

Mosaic Tax-Free Trust

  Mosaic Arizona Tax-Free Fund
  Mosaic Missouri Tax-Free Fund
  Mosaic Virginia Tax-Free Fund
  Mosaic Tax-Free National Fund
  Mosaic Money Market

Letter to Shareholders

 The semi-annual period ended March 31, 2002 saw modest or even negative returns for bond investors in general, and municipal bond investors in particular. The Lipper General Municipal Dept Index was down -0.22 for the six month period, reflecting the general state of returns for this period. Negative returns for the six months were a direct reversal of the previous two years, which saw historically high bond returns. The last quarter of 2001, which was the first quarter of this semi-annual period, saw bond values slump as investors began to anticipate a stronger economy and higher interest rates. The atmosphere was similar in the first quarter 2002, although municipal bond returns were a relative bright spot and were generally modestly positive. Six-month total returns for the bond funds in Tax-Free Trust were: -0.88% for Tax-Free National; -0.60% for Tax-Free Arizona; -0.50% for Tax-Free Missouri; and 0.07% for Tax-Free Virginia. As of March 31, 2002, Mosaic Tax-Free Money Market was yielding 0.86% on a seven-day basis with an effective annual yield of 0.86%.

Economic Overview

In the wake of the September terrorist attacks, the first three months of this period saw weak bond returns, as money flowed out of bonds and back into a resurgent stock market. The staggering economy also began to show signs of life just as the experts made the recession "official." Economic news shifted from seemingly all bad to mixed news during the fourth quarter of 2001. Aggressive Fed easing throughout the year resulted in 11 reductions in the Fed Funds rate totaling 4.75%. At 1.75%, short-term interest rates hit, and remain, at multi-decade lows. The combination of lower interest rates, lower energy prices and stimulative fiscal policy set the stage for an economic recovery as 2002 unfolded. In addition, after taking another hit in the aftermath of the terrorist attacks, consumer confidence strengthened and expectations for the future improved.

The first quarter of 2002 saw modest gains for municipal bonds, as investors found the relative yields of tax-free bonds gaining attraction against the low rates available among taxable bonds. The overall trend in bond returns was not unexpected given that an economic recovery was bound to follow 11 Fed interest rate reductions. Bonds always anticipate an improving economy, which translates into higher interest rates, long before the Fed Open Market Committee begins to tighten. In fact, rates began to rise in November when it became clear that the shock of September 11th only stalled an economic recovery.

The strength of the 2002 recovery is still subject to question, which is a good news/bad news situation. The good news is that as long as Chairman Greenspan is concerned that the underpinnings of the economy are suspect, the chance for substantially higher short-term rates is remote. This appears to be a valid concern as problems in the Mid-East will, at minimum, cool confidence and increase the price of oil. Corporate earnings are improving but have fallen short of expectations in recent periods. It appears that it will take a bit more time for this recovery to solidify. This should keep inflation, especially the Fed’s favorite indicator, Personal Consumption Deflator, under control, thereby keeping a lid on rates.

Given our outlook for a stronger economy we will continue our conservative portfolio structure for the time being, emphasizing quality and keeping the portfolios’ durations relatively short. This strategy has historically worked very well in similar economic environments. Although returns for the year may not rival those of the past two years, it does appear that the increase in longer-term rates will be drawn out and muted.

ARIZONA FUND

Arizona continues to enjoy a strong, well-diversified service and tourism based economy. The State does not have a credit rating because it does not issue general obligation bonds. The Fund had a total return of -0.60% for the semi-annual period and the 30-day SEC yield was 3.74% as of March 31. The duration of the portfolio was 7.03 years while the average credit quality remained at AA. Arizona ranked 8th in the country in terms of issuance on a year-to-date basis.

MISSOURI FUND

Missouri has a broad-based and diversified economy that is service-sector oriented. The State’s general obligation bonds are rated AAA. The Fund had a total return of -0.50% for the semi-annual period and the 30-day SEC yield as of March 31 was 4.04%. The duration of the portfolio was 7.68 years while the average credit quality was maintained at AA. Missouri ranked 26th in the country in terms of issuance on a year-to-date basis.

VIRGINIA FUND

The Commonwealth of Virginia maintains a AAA general obligation bond rating based on a well-diversified economy that emphasizes services and government. The Fund had a total return of 0.07% for the semi-annual period and the 30-day SEC yield was 4.17% as of March 31. The duration of the portfolio was 7.10 years while the average credit quality was maintained at AA. Virginia ranked 21st in the country in terms of issuance on a year-to-date basis.

NATIONAL FUND

The National Fund had a total return of -0.88% for the semi-annual period and the 30-day SEC yield was 3.87% as of March 31. The duration of the portfolio was 7.43 years while the average credit quality was maintained at AA. The United States and its territories have issued $65 billion in muni bonds year-to-date through the end of March which represents a 10% increase in volume over the same period last year.

MONEY MARKET

The fund continues to provide a high degree of liquidity and safety of principal. As of March 31, 2002, the fund’s seven-day yield was 0.86%, which is equivalent to a taxable yield of 1.40% for an investor in the 38.6% federal tax bracket. The average maturity of the fund stood at 37 days at the end of the annual period.

We appreciate your confidence in Mosaic Funds and reaffirm our commitment to provide you with competitive returns to meet your investment objectives.

Sincerely,

(signature)

Michael J. Peters, CFA
Vice President

Arizona Fund • Portfolio of Investments (unaudited)

Credit Rating*			Principal Amount	Market Value
Moody’s	S&P
		LONG TERM MUNICIPAL BONDS: 96.5% of net assets

		EDUCATION: 6.3%
Aaa	AAA	Pima County, Arizona School District, (MBIA Insured), 5%, 7/1/09	$125,000	$ 129,063
Aaa	AAA	University of Arizona Board of Regents, (FGIC Insured) 5.8%, 6/1/24	275,000	284,969

		GENERAL OBLIGATION: 36.4%
Aa3	AA	Maricopa County Unified School District #210 (Phoenix), 5.375%, 7/1/13	400,000	430,000
Aaa	AAA	Maricopa County Unified School District #41 (Gilbert), 5.8%, 7/1/14	250,000	274,688
Aaa	AAA	Mesa Recreational, Water and Sewer Improvements (FGIC Insured), 6.5%, 7/1/10	250,000	286,250
Aaa	AAA	Mohave County Elementary School District #16 (Mohave Valley) (MBIA Insured), 5.375%, 7/1/13	100,000	103,250
Aaa	AAA	Mohave County Elementary School District #1 (Lake Havasu) (FGIC Insured), 5.9%, 7/1/15	200,000	219,000
Aaa	AAA	Pima County Unified School District #10 (Amphitheater), (FGIC Insured), 5.1%, 7/1/11	190,000	196,887
Baa 1	A	Puerto Rico Commonwealth, 6.5%, 7/1/14	320,000	369,200
Aaa	AAA	Scottsdale Preserve Authority Excise Tax Revenue (FGIC Insured), 5.625%, 7/1/22	225,000	242,437
Aa2	AA	Tucson Recreational Facility Improvements, 5.25%, 7/1/19	250,000	251,562

		HOSPITAL: 7.2%
Aaa	AAA	Arizona Health Facilities Authority, Hospital Revenue (Phoenix Baptist Hospital) (MBIA Insured), 6.25%, 9/1/11	200,000	207,250
Aaa	AAA	Pima County Industrial Development Authority Revenue (Refunding Bonds), 5.625%, 4/1/14	250,000	263,125

		HOUSING: 12.5%
nr	AA	Maricopa County Industrial Development Authority, Multifamily Housing Revenue, (Pines at Camelback Apartments), 5.45%, 5/1/28	150,000	147,750
Aaa	nr	Maricopa County Industrial Development Authority, Single Family Mortgage Revenue, 4.3%, 12/1/06	195,000	197,681
nr	AAA	Phoenix Industrial Development Authority, Multifamily Housing Revenue, (GNMA), 7.5%, 7/20/35	200,000	224,750
nr	AAA	Pima County Industrial Development Authority, Multifamily Revenue (Jolla Tucson Apartments), 5.2%, 4/1/19	250,000	247,500

		INDUSTRIAL DEVELOPMENT: 1.6%
Aaa	AAA	Phoenix Civic Improvement Corp. Excise Tax, 4.5%, 7/1/08	100,000	101,875

		LEASING AND OTHER FACILITIES: 9.8%
Aaa	AAA	Arizona Board of Regents Certificate Participation, (AMBAC Insured), 5.5%, 6/1/13	320,000	341,200
Aaa	nr	Maricopa County Public Corp. Lease Revenue Bond, (AMBAC Insured), 5.5%, 7/1/10	280,000	301,350

		POLLUTION CONTROL: 4.0%
Aaa	AAA	Navajo County Arizona Pollution Control Corporate (MBIA-IBC Insured), 5.875%, 8/15/28	250,000	262,500

		TRANSPORTATION: 8.5%
Aaa	AAA	Flagstaff Street and Highway User Revenue, Junior Lien (FGIC Insured), 5.9%, 7/1/10	500,000	551,875

		WATER AND SEWER: 10.2%
nr	AA	Buckeye Water and Sewer Improvements, 5.45%, 1/1/10	235,000	247,338
Aaa	AAA	Peoria Water and Sewer Revenue (FGIC Insured), 4%, 7/1/18	475,000	419,781

		TOTAL INVESTMENTS (cost $6,087,087)		$6,301,281

		CASH AND RECEIVABLES LESS LIABILITIES: 3.5% of net assets		226,837

		NET ASSETS: 100%		$6,528,118

Missouri Fund • Portfolio of Investments (unaudited)

Credit Rating*			Principal Amount	Market Value
Moody’s	S&P
		LONG TERM MUNICIPAL BONDS: 96.8% of net assets

		EDUCATION: 16.8%
Aaa	AAA	Kansas City School District Building (FGIC Insured), 5%, 2/1/14	$150,000	$ 150,750
nr	AA+	Normandy School District General Obligation, 5.4%, 3/1/18	325,000	330,281
Aa 1	AA+	Platte County School District Park Hill, 5.5%, 3/1/14	300,000	321,375
Aaa	AAA	St. Louis Board of Education, 5.5%, 4/1/10	275,000	293,906
Aaa	AAA	St. Louis County Pattonville R-3 School District (FGIC Insured), 5.75%, 3/1/16	$200,000	$ 213,250

		ELECTRIC: 5.7%
Aaa	AAA	Sikeston Electric Revenue (MBIA Insured), 6%, 6/1/14	400,000	446,000

		GENERAL OBLIGATION: 15.9%
Aa2	nr	Jefferson City School District, 6.7%, 3/1/11	200,000	229,750
Aaa	AAA	Jefferson County School District #6, 5.125%, 3/1/21	150,000	147,938
Aaa	AAA	Maplewood Richmond Heights School District (FSA Insured), 5%, 3/1/21	100,000	97,000
Aaa	AAA	Missouri State (Fourth State Building), 5.75%, 8/1/19	200,000	208,000
Baa 1	A	Puerto Rico Commonwealth Public Improvement, 6.5%, 7/1/14	480,000	553,800

		HOSPITAL: 9.9%
Aaa	AAA	Missouri State Health and Educational Facilities Authority, Health Facilities Revenue (Heartland Health System) (AMBAC Insured), 6.35%, 11/15/17	350,000	366,279
Aa2	AA+	Missouri State Certificate Participation, Rehabilitation Center, 6%, 11/1/15	115,000	121,756
Aaa	AAA	New Liberty Hospital Revenue Bond (AMBAC Insured), 4.625%, 12/1/15	300,000	283,875

		HOUSING: 6.8%
nr	AAA#	St. Louis County Mortgage Revenue (AMT), 5.65%, 2/1/20	500,000	529,375

		LEASING AND OTHER FACILITIES: 29.9%
A 1	nr	Greene County Certificate Participation, 5.25%, 7/1/11	300,000	313,500
Aa3	nr	Jackson County Missouri, Public Building Corp. Leasehold Revenue, 5.1%, 11/1/12	200,000	206,000
Aa 1	AA+	Missouri State Board Public Buildings, 4.0%, 12/1/10	75,000	72,094
Aa3	AA+	Missouri State Regional Convention and Sports Complex Authority, 5.5%, 8/15/13	250,000	261,250
Aaa	AAA	Springfield Public Building Corp. Leasehold Revenue Bond, 5.8%, 6/1/13	275,000	292,531
Aaa	AAA	Springfield Public Building Corp. Leasehold Revenue Bond, 4.7%, 5/1/12	175,000	174,781
Aa3	AA+	St Louis County Regional Convention and Sports Complex Authority, 5.5%, 8/15/13	300,000	313,500
Aaa	nr	St Louis Municipal Finance Corporation, Leasehold Revenue Bond (AMBAC Insured), 5.75%, 2/15/17	300,000	317,625
Aaa	AAA	St Louis Parking Facilities Revenue (MBIA Insured), 5.375%, 12/15/21	375,000	377,813

		POLLUTION CONTROL: 2.9%
A 1	A+	St Louis Industrial Development Authority Pollution Control Revenue , 6.65%, 5/1/16	200,000	230,000

		TRANSPORTATION: 3.2%
Aa2	AA	Missouri State Highway & Transportation, Street & Road Revenue, 5.25%, 2/1/20	250,000	250,312

		WATER AND SEWER: 5.7%
Aaa	nr	Jefferson County Public Watersupply District Number C-1 (AMBAC Insured), 5.25%, 12/1/16	130,000	134,387
Aaa	nr	Missouri Environmental Improvement & Energy Residential Auth Water Pollution, 5%, 7/1/23	150,000	145,125
nr	AA	Osage Beach Waterworks & Sewage System Revenue Bond (RADIAN), 4.15%, 6/1/10	175,000	166,688

		LONG TERM MUNICIPAL BOND TOTAL		$7,548,941

		SHORT TERM MUNICIPAL BONDS: 1.3% of net assets
nr	AA	Missouri State Health & Educational Facilities Authority Revenue Bond, 1.4%, 6/1/26^	100,000	100,000

		TOTAL INVESTMENTS (cost $7,361,319)		$7,648,941

		CASH AND RECEIVABLES LESS LIABILITIES: 1.9% of net assets		150,385

		NET ASSETS: 100%		$7,799,326

Virginia Fund • Portfolio of Investments (unaudited)

Credit Rating*			Principal Amount	Market Value
Moody’s	S&P
		LONG TERM MUNICIPAL BONDS: 98.5% of net assets

		EDUCATION: 10.6%
A2	nr	Loudoun County Industrial Development Authority, University Facilities Revenue (George Washington University), 6.25%, 5/15/22	$500,000	$ 510,680
nr	A-	Lynchburg Industrial Development Authority, Educational Facilities Revenue (Randolph-Macon Women's College), 5.875%, 9/1/13	500,000	516,875
nr	A	Roanoke County Industrial Development Authority, (Hollins College), 5.25%, 3/15/23	900,000	878,625
Aa2	AA	Virginia College Building Authority, Educational Facilities Revenue (Washington And Lee University), 5.75%, 1/1/14	20,000	21,050
Aa2	AA	Virginia State Public Schools Authority, Special Obligation (York County), 5.9%, 7/15/13	500,000	541,875
A 1	AA-	Virginia State Universities, University Revenue (Virginia Commonwealth University), 5.75%, 5/1/15	500,000	525,625

		GENERAL OBLIGATION: 30.2%
Aaa	AAA	Alexandria, 5%, 1/01/26	200,000	203,250
Aaa	AAA	Culpepper County, 6%, 1/15/21	500,000	536,875
Aaa	nr	Danville, (FSA Insured), 5%, 8/1/12	1,035,000	1,067,344
A2	A	Henry County, 6%, 7/15/14	500,000	526,250
Aaa	AAA	Leesburg, (AMBAC Insured), 5.6%, 6/1/15	500,000	541,875
Aa 1	AA+	Loudoun County, 4%, 11/1/09	200,000	194,000
Aa3	AA	Lynchburg, 5.7%, 6/1/25	1,170,000	1,222,650
Aaa	AAA	Norfolk, (FGIC Insured), 5%, 7/1/11	1,335,000	1,380,056
Baa 1	A	Puerto Rico Commonwealth, 6.5%, 7/1/14	1,115,000	1,286,431
Aaa	AAA	Portsmouth, 4.75%, 6/1/14	1,000,000	996,250
Aa 1	AA+	Virginia Beach, 5%, 3/1/12	540,000	560,925

		HOSPITAL: 20.9%
A2	nr	Arlington County Industrial Development Authority, Hospital Facilities Revenue Bond 5.5%, 7/1/15	1,425,000	1,433,906
Aaa	AAA	Danville Industrial Development Authority, Hospital Revenue (Danville Regional Medical Center) (FGIC Insured) (Prerefunded 10/1/04 @ 101), 6.375%, 10/1/14	350,000	380,625
Aaa	AAA	Danville Industrial Development Authority, Hospital Revenue (Danville Regional Medical Center) (AMBAC Insured) 5%, 10/1/10	250,000	259,063
Aaa	AAA	Fredericksburg Industrial Development Authority Hospital Facilities Revenue, 5.25%, 6/15/16	1,275,000	1,289,344
Aaa	AAA	Hanover County Industrial Development Authority, Revenue Bon Secours Health System (MBIA Insured), 6%, 8/15/10	640,000	706,400
Aa2	AA	Norfolk Industrial Development Authority, Hospital Revenue (Sentara Hospital), 6.5%, 11/1/13	1,000,000	1,088,750
AAA#	nr	Prince William County Industrial Development Authority, Hospital Revenue, 6.85%, 10/1/25	170,000	191,675
Aaa	AAA	Roanoke Industrial Development Authority, Hospital Revenue (Roanoke Memorial Hospitals) (MBIA Insured), 6.125%, 7/1/17	500,000	557,500

		HOUSING: 8.7%
nr	AAA	Fairfax County Redevelopment & Housing Authority, Multi-Family Housing Revenue (Castel Lani Project) (FHA Insured), 5.5%, 4/1/28	425,000	421,281
nr	A-	Prince William County Industrial Development Authority, Multi-Family Housing Revenue 5.35%, 7/1/23	830,000	799,913
nr	AAA	Suffolk Redevelopment & Housing Authority, Multi-Family Housing Revenue, 5.6%, 2/1/33	1,250,000	1,246,875

		INDUSTRIAL DEVELOPMENT: 7.2%
Aaa	nr	Fairfax County Economic Development Authority (National Wildlife Assoc.), 5.25%, 9/1/19	1,000,000	1,007,500
Baa3	BBB	Peninsula Ports Authority Coal Terminal Revenue, 7.375%, 6/1/20	1,000,000	1,023,540

		LEASING AND OTHER FACILITIES: 5.4%
Aa2	AA+	Fairfax County Economic Development Authority, Lease Revenue, 5.5%, 5/15/18	500,000	506,875
Aaa	AAA	Portsmouth Industrial Development Authority Revenue, Hotel Conference Center & Parking, 5.125%, 4/1/17	1,000,000	1,006,250

		TRANSPORTATION: 3.7%
Aa 1	AA+	Virginia Commonwealth Transportation Board, Transportation Revenue Bond, 5.7%, 5/15/19	1,000,000	1,047,500

		WATER & WASTE: 1.9%
Aaa	AAA	Loudoun County Sanitation Authority, Water and Sewer Revenue (FGIC Insured), 6.25%, 1/1/16	500,000	525,035

		MUNICIPAL OTHER: 9.9%
A2	nr	Bristol Utility Systems (FSA), 5%, 7/15/21	250,000	244,687
nr	A-	Fairfax County Park Authority, Park Facilities Revenue, 6.625%, 7/15/14	500,000	536,250
Aaa	AAA	Southeastern Public Service Authority Revenue, 5%, 7/1/15	1,000,000	1,023,750
Aa 1	AA+	Virginia State Public Building Authority, Public Facilities Revenue, 5%, 8/1/18	1,000,000	987,500

		TOTAL INVESTMENTS (cost $27,251,085)		$27,794,855

		CASH AND RECEIVABLES LESS LIABILITIES: 1.5% of net assets		423,592

		NET ASSETS: 100%	$28,218,447

National Fund • Portfolio of Investments (unaudited)

Credit Rating*			Principal Amount	Market Value
Moody’s	S&P
		LONG TERM MUNICIPAL BONDS: 97.9% of net assets

		ARIZONA: 4.3%
Aaa	nr	Glendale Unified High School District #205, (FGIC Insured), 4.7%, 7/1/14	$1,000,000	$ 997,500

		HAWAII: 4.6%
Aaa	AAA	Hawaii State, 5.75%, 10/1/11	1,000,000	1,083,750

		ILLINOIS: 9.9%
Aaa	nr	Grundy County School District #054, General Obligation, (AMBAC Insured), 8.35%, 12/1/07	720,000	867,600
Aaa	AAA	Regional Illinois Transportation Authority, Transit Revenue (AMBAC Insured), 7.2%, 11/1/20	300,000	374,625
Aaa	AAA	University of Illinois Certificates, Utility Infrastructure Projects (MBIA Insured), 5.75%, 8/15/09	1,000,000	1,082,500

		INDIANA: 8.6%
nr	AAA	Center Grove 2000 Building Corporation, 5.5%, 7/15/16	665,000	694,094
Aaa	AAA	Indiana Bond Bank, 5.75%, 8/1/13	550,000	598,125
Aaa	AAA	Zionsville Community Schools Building Corp., (FGIC Insured), 5.75%, 7/15/13	675,000	730,687

		KANSAS: 10.4%
Aa2	AA+	Kansas State Department of Transportation, Hwy Revenue, 6.125%, 9/1/09	740,000	824,175
AAA#	nr	Manhattan Kansas Commercial Dev Rev, 11%, 7/1/16	1,000,000	1,610,000

		MARYLAND: 5.0%
Aa 1	AA+	Anne Arundel County, Solid Waste Projects (AMT), 5.5%, 9/1/16	100,000	102,875
A2	BBB+	Anne Arundel County, Pollution Control Revenue (Baltimore Gas And Electric Company), 6%, 4/1/24	100,000	102,250
Aaa	AAA	Baltimore Public Improvements (AMBAC Insured), 6%, 10/15/04	100,000	107,375
Aaa	AAA	Baltimore Auto Parking Revenue (FGIC Insured), 5.9%, 7/1/09	75,000	82,219
Aa3	AA-	Baltimore Port Facilities Revenue (Consolidated Coal Sales), 6.5%, 10/1/11	100,000	103,743
Aa2	AA	Frederick County, 5.1%, 12/1/17	75,000	76,219
Aa2	AA-	Howard County Special Facilities Revenue, 5.95%, 2/15/10	50,000	52,688
Aa2	nr	Maryland State Community Development Admin. (Single-Family Housing) (AMT), 6.2%, 4/1/17	100,000	102,250
Aaa	AAA	Maryland State, 5%, 7/15/11	50,000	51,937
AAA#	AAA	Maryland State Transportation Authority Transpor-tation Facilities Project Revenue, 6.8%, 7/1/16	100,000	115,875
nr	AA+	Montgomery County Revenue Authority, Lease Revenue (Human Services Headquarters), 5.6%, 8/1/14	100,000	104,625
A2	nr	Northeast Waste Disposal Authority, Solid Waste Revenue Bond, 5.8%, 7/1/04	70,000	73,588
Aaa	AAA	Prince Georges County, 5.375%, 3/15/16	100,000	103,125

		MASSACHUSETTS: 5.1%
Aa2	AA	Massachusetts Bay Transportation Authority, Transit Revenue, 7%, 3/1/14	1,000,000	1,197,500

		MICHIGAN: 6.5%
nr	A	Grand Rapids Charter Township, Retirement Facilities, 5.35%, 7/1/19	500,000	496,875
nr	A+	Michigan Higher Education Facilities Authority Revenue, 5.0%, 5/1/11	1,000,000	1,028,750

		MINNESOTA: 2.8%
Aa 1	AA+	Minnesota State Housing Finance Agency, Housing Revenue (Single-Family Mortgage) (AMT), 6.25%, 7/1/26	310,000	316,200
Aaa	nr	Savage Minnesota, General Obligation (AMBAC Insured), 5.125%, 2/1/15	310,000	315,425

		MISSISSIPPI: 5.5%
Aaa	AAA	Harrison County Wastewater Management District, Sewer Revenue, (Wastewater Treatment Facilities) (FGIC Insured), 7.75%, 2/1/14	500,000	629,375
Aaa	AAA	Harrison County Mississippi Wastewater Management District, Sewer Revenue, (Wastewater Treatment Facilities) (FGIC Insured), 8.5%, 2/1/13	500,000	657,500

		NORTH DAKOTA: 2.2%
Baa 1	nr	Grand Forks Health Care Systems Revenue Bond, 7.125%, 8/15/24	500,000	524,375

		PENNSYLVANIA: 5.1%
Aaa	AAA	Lehigh County General Obligation (Lehigh Valley Hospital) (MBIA Insured), 7%, 7/1/16	1,000,000	1,195,000

		PUERTO RICO: 0.9%
Baa 1	A	Puerto Rico Commonwealth, 6.5%, 7/1/14	85,000	8,069
Baa 1	A-	Puerto Rico Electric Power Authority, Power Revenue, 6%, 7/1/14	100,000	105,250

		SOUTH CAROLINA: 4.0%
A2	A	Horry County South Carolina Hospitality Fee Special Obligation, 5%, 4/1/10	750,000	765,937
AAA#	AAA	Piedmont Municipal Power Agency Electrical Revenue (FGIC Insured), 6.5%, 1/1/16	145,000	167,294

		TENNESSEE: 4.6%
Aa3	AA	Metropolitan Government Nashville & Davidson County, 5.5%, 5/15/03	1,000,000	1,068,750

		TEXAS: 16.0%
Aaa	AAA	Lower Colorado River Authority, Utility Revenue, (AMBAC Insured), 6%, 1/1/17	305,000	339,312
Aaa	AAA	North Forest Independent School District, 6%, 8/15/11	1,050,000	1,166,812
nr	AA	Red River Educational Finance Revenue Bond, 5.75%, 5/15/15	1,000,000	1,053,750
Aaa	AAA	Texas Public Building Authority, Building Revenue (MBIA Insured), 7.125%, 8/1/11	1,000,000	1,175,000

		VIRGINIA: 2.4%
Aaa	AAA	Hanover County Industrial Development Authority Hospital (Bon Secours Health Systems) (MBIA Insured), 6%, 8/15/10	500,000	551,875

		LONG TERM MUNICIPAL BOND TOTAL		$22,894,874

		SHORT TERM MUNICIPAL BONDS: 0.2% of net assets

Aaa	AAA	Palm Beach County Florida Water & Sewer Revenue Bond, 2.65%, 10/1/11^	50,000	50,000

		TOTAL INVESTMENTS (cost $22,200,814)		$22,944,874

		CASH AND RECEIVABLES LESS LIABILITIES: 1.9% of net assets		444,896

		NET ASSETS: 100%		$23,389,770

Money Market • Portfolio of Investments (unaudited)

Credit Rating*			Principal Amount	Value
Moody’s	S&P
		SHORT TERM MUNICIPAL SECURITIES: 98.2% of net assets

		CONNECTICUT: 3.1%
Aaa#	AAA	Connecticut State Clean Water Revenue Bond, 6.125%, 2/1/12	$ 150,000	$ 154,620

		FLORIDA: 9.5%
VMIG1/ Aa3	nr	Eustis Florida Health Facilities Authority Revenue, Waterman Medical Center, 1.5%, 12/1/15^	275,000	275,000
Aa2#	nr	Jacksonville Electric Authority Revenue Bond, 5%, 10/1/07	100,000	102,676
VMIG1/ Aaa	AAA	Palm Beach County Florida Water & Sewer Revenue Bond, 1.45%, 10/1/11^	100,000	100,000

		GEORGIA: 2.0%
nr	A1+/ AA-	Fulton County Georgia Residential Care Facilities (LOC-Rabobank Nederland), 1.4%, 1/1/18^	100,000	100,000

		ILLINOIS: 6.5%
nr	A1/A+	Illinois Development Financial Authority Industrial Development Revenue (Field Container Corp.)(LOC-American National Bank & Trust), 1.5%, 6/1/03^	200,000	200,000
Aa2	AAA	Illinois State Sales Tax Revenue Bond, 4.5%, 6/15/02	125,000	125,364

		KENTUCKY: 6.0%
VMIG1/ Aa3	nr	Ashland Pollution Control Revenue (Ashland Oil Inc) (LOC-Suntrust Bank Nashville), 1.55%, 4/1/09^	300,000	300,000

		MASSACHUSETTS: 3.0%
AAA#	AAA	Massachusetts Water Residential Authority Revenue Bond, 5.5%, 7/15/22	150,000	151,515

		MISSISSIPPI: 4.0%
P1/Aa2	nr	Jackson County Pollution Control Revenue Bond, 1.35%, 6/1/23^	200,000	200,000

		MISSOURI: 11.9%
VMIG1/ Aa3	nr	Columbia, Special Obligation (LOC-Toronto Dominion Bank), 1.4%, 6/1/08^	300,000	300,000
nr	AA	Independence Industrial Development Authority Revenue Bond, 1.4%, 11/1/27^	100,000	100,000
nr	AA	Missouri State Health & Educational Facilities Authority Revenue Bond, 1.4%, 6/1/26^	200,000	200,000

		NEBRASKA: 6.0%
VMIG1/ Aaa	AAA	Nebhelp, Inc. Revenue, Multiple Mode Student Loans (MBIA Insured), 1.45%, 12/1/15^	300,000	300,000

		NEW MEXICO: 2.0%
P1	A1+/ AA-	Farmington Pollution Control Revenue Bond, 1.4%, 5/1/24^	100,000	100,000

		NORTH CAROLINA: 11.9%
VMIG1/ Aa1	A1+/ AAA	Greensboro, General Obligation (SPA-Wachovia Bank Of NC), 1.4%, 4/1/07^	300,000	300,000
VMIG1/ Aaa	A1+/ AAA	North Carolina Medical Care Commission, Hospital Revenue (Pooled Equipment Project) (MBIA Insured), 1.4%, 12/1/25^	300,000	300,000

		PENNSYLVANIA: 3.0%
Aaa#	AAA	Hempfield School District, General Obligation Unlimited, (FGIC Insured), 6%, 8/15/09	150,000	152,225

		TENNESSEE: 5.4%
VMIG1/ Aaa	A1+/ AAA	Metropolitan Nashville Airport Authority Revenue (FGIC Insured) (LOC-Societe Generale), 1.55%, 7/1/19 ^	275,000	275,000

		TEXAS: 12.5%
Aaa#	nr	Bexar County, Certificate of Obligation, 6.5%, 6/15/05	100,000	100,743
AAA#	AAA	Montgomery County Revenue Bond, (FGIC Insured), 6.75%, 9/1/11	225,000	229,598
VMIG1/ Aa3	A1+/ AA-	Port Development Corporation, Marine Terminal Revenue (Stolt Terminal) (LOC-Canadian Imperial Bank), 1.4%, 1/15/14^	300,000	300,000

		VIRGINIA: 2.0%
Aaa#	AAA	Leesburgh Utilities System Revenue Bond (MBIA Insured), 6.3%, 7/1/12	100,000	102,865

		WASHINGTON: 9.4%
VMIG1/ A1	nr	Washington State Housing Finance Commission, Housing Revenue (Panorama City Project) (LOC-Key Bank Of Washington), 1.55%, 1/1/27^	$100,000	$ 100,000
nr	A1+/ AAA	Washington State Housing Finance Commission, Multi-Family Mortgage Revenue(LOC-Key Bank of Washington), 1.55%, 7/1/20^	200,000	200,000
VMIG1/ Aa3	nr	Washington State Housing Finance Commission, Non-Profit Housing Revenue,1.65%, 8/1/19^	175,000	175,000

		TOTAL INVESTMENTS (cost $4,944,606)+		$ 4,944,606

		CASH AND RECEIVABLES LESS LIABILITIES: 1.8% of net assets		93,395

		NET ASSETS: 100%		$ 05,038,001

Notes to Portfolio of Investments:

^ Security has a variable coupon rate and is subject to a demand feature before final maturity. Coupon rate as of March 31, 2002.

# Refunded or escrowed to maturity

AMBAC American Municipal Bond Assurance Corporation

AMT Subject to Alternative Minimum Tax

FGIC Financial Guaranty Insurance Company

FHA Federal Housing Administration

FSA Federal Security Assistance

GNMA Government National Mortgage Association

LOC Letter of Credit

MBIA Municipal Bond Investors Assurance Corporation

Moody’s Moody’s Investors Service, Inc.

nr Not rated

PSF Permanent School Fund

S&P Standard & Poor’s Corporation

* Credit Ratings are unaudited

+ Aggregate cost for federal income tax purposes as of March 31, 2002.

Statements of Assets and Liabilities (unaudited)

	Arizona Fund	Missouri Fund	Virginia Fund	National Fund	Money Market
ASSETS
Investments, at value (Note 1)
Investment securities	$6,301,281	$7,548,941	$27,794,855	$22,894,874	$ 0000,00,--
Short term securities	--	100,000	--	50,000	4,944,606
Total investments	6,301,281	7,648,941	27,794,855	22,944,874	4,944,606
Cash	143,461	57,405	29,312	134,588	71,155
Receivables
Interest	89,680	98,688	406,421	317,629	17,754
Capital shares sold	--	--	3,400	100	4,550
Total assets	6,534,422	7,805,034	28,233,988	23,397,191	5,038,065
LIABILITIES
Payables
Dividends	5,054	5,247	8,544	7,421	64
Capital shares redeemed	1,250	461	6,997	--	--
Total liabilities	6,304	5,708	15,541	7,421	64
NET ASSETS (Note 5)	$6,528,118	$7,799,326	$28,218,447	$23,389,770	$5,038,001
CAPITAL SHARES OUTSTANDING	629,254	745,690	2,460,574	2,192,220	5,038,818
NET ASSET VALUE PER SHARE	$ 0(0010.37	$ 000,10.46	$ 0000,11.47	$ 000,10.67	$ 0000,1.00

Statements of Operations (unaudited)

For the six month period ended March 31, 2002

	Arizona Fund	Missouri Fund	Virginia Fund	National Fund	Money Market
INVESTMENT INCOME (Note 1)
Interest Income	$163,552	$198,086	$748,815	$575,260	$43,687
EXPENSES (Notes 2 and 3)
Investment advisory fees	21,067	24,753	91,232	74,331	12,677
Other expenses	16,180	18,219	56,929	52,329	9,114
Expenses waived	--	--	--	--	(2,522)
Total expenses	37,247	42,972	148,161	126,660	19,269
NET INVESTMENT INCOME	126,305	155,114	600,654	448,600	24,418 )
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
Net realized gain (loss) on investments	(1,832)	28,631	81,482	174,325	--
Change in net unrealized depreciation of investments	(158,831)	(222,792)	(678,318)	(813,590)	--
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(160,663)	(194,161)	(596,836)	(639,265)	--
TOTAL INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$ ((34,358)	$(39,047)	$ 3,818	$(190,665)	$24,418

Statements of Changes in Net Assets (unaudited)

	Arizona Fund		Missouri Fund		Virginia Fund
	Period Ended March 31, 2002	Year Ended Sept. 30, 2001	Period Ended March 31, 2002	Year Ended Sept. 30, 2001	Period Ended March 31, 2002	Year Ended Sept. 30, 2001
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS
Net investment income	$ 126,305	$ 268,265	$ 155,114	$ 314,115	$ 600,654	$ 1,242,326
Net realized gain (loss) on investments	(1,832)	8,993	28,631	28,894 (	81,482	9,401
Net unrealized appreciation (depreciation) on investments	(158,831)	355,753	(222,792)	370,672	(678,318)	1,410,429 (
Total increase (decrease) in net assets resulting from operations	(34,358)	633,011	(39,047)	713,681	3,818	2,662,156
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(126,305)	(268,265)	(155,114)	(314,115)	(600,654)	(1,242,326)
CAPITAL SHARE TRANSACTIONS (Note 7)	(193,758)	66,545 (	50,636	221,966	(931,311)	(199,146)
TOTAL INCREASE (DECREASE) IN NET ASSETS	(354,421)	431,291	(143,525)	621,532 (	(1,528,147)	1,220,684
NET ASSETS
Beginning of year	$6,882,539	$6,451,248	$7,942,851	$7,321,319	$29,746,594	$28,525,910
End of year	$6,528,118	$6,882,539 (	$7,799,326	$7,942,851 (	$28,218,447	$29,746,594 (

	National Fund		Money Market
	Period Ended March 31, 2002	Year Ended Sept. 30, 2001	Period Ended March 31, 2002	Year Ended Sept. 30, 2001
INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS
Net investment income	$ 448,600	$ 1,031,367	$ 24,418	$ 134,294
Net realized gain on investments	174,325	266,233	--	--
Net unrealized appreciation (depreciation) of investments	(813,590)	884,728	--	(5,856)
Total increase (decrease) in net assets resulting from operations	(190,665)	2,182,328	24,418	128,438
DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(448,600)	(1,031,367)	(25,178)	(133,534)
CAPITAL SHARETRANSACTIONS (Note 7)	(388,381)	1,315,685	(56,055)	234,070
TOTAL INCREASE (DECREASE) IN NET ASSETS	(1,027,646)	2,466,646	(56,815)	228,974
NET ASSETS
Beginning of period	$24,417,416	$21,950,770 (	$5,094,816	$4,865,842
End of period	$23,389,770	$24,417,416	$5,038,001	$5,094,816

Financial Highlights (unaudited)

Selected data for a share outstanding for the periods indicated.

ARIZONA FUND

	Period Ended March 31,	Year Ended September 30,
	2002	2001	2000	1999	1998
Net asset value beginning of year	$10.63	$10.06	$10.03	$10.74	$10.45
Investment operations:
Net investment income	0.20	0.42	0.45	0.44	0.45
Net realized and unrealized gain (loss) on investments	(0.26)	0.57	0.03	(0.71)	0.29
Total from investment operations	(0.06)	0.99	0.48	(0.27)	0.74
Less distributions from net investment income	(0.20)	(0.42)	(0.45)	(0.44)	(0.45)
Net asset value, end of year	$10.37	$10.63	$10.06	$10.03	$10.74
Total return (%)	(0.60)	10.01	4.93	(2.57)	7.21
Ratios and supplemental data
Net assets, end of year (in thousands)	$6,528	$6,883	$6,451	$7,175	$8,625
Ratio of expenses to average net assets (%)	1.101	1.10	1.12	1.12	1.11
Ratio of net investment income to average net assets (%)	3.741	4.01	4.53	4.23	4.22
Portfolio turnover (%)	. 3	. 20	. 29	. 37	. 26

MISSOURI FUND

	Period Ended March 31,	Year Ended September 30,
	2002	2001	2000	1999	1998
Net asset value beginning of year	$10.72	$10.17	$10.12	$10.87	$10.53
Investment operations:
Net investment income	0.21	0.43	0.44	0.44	0.44
Net realized and unrealized gain (loss) on investments	(0.26)	0.55	0.05	(0.75)	0.34
Total from investment operations	(0.05)	.98	0.49	(0.31)	0.78
Less distributions from net investment income	(0.21)	(0.43)	(0.44)	(0.44)	(0.44)
Net asset value, end of year	$10.46	$10.72	$10.17	$10.12	$10.87
Total return (%)	(0.50)	9.79	5.03	(2.95)	7.61
Ratios and supplemental data
Net assets, end of year (in thousands)	$7,799	$7,943	$7,321	$7,686	$12,002
Ratio of expenses to average net assets (%)	1.081	1.08	1.09	1.10	1.09
Ratio of net investment income to average net assets (%)	3.911	4.06	4.43	4.15	4.18
Portfolio turnover (%)	. 13	. 16	. 26	. 17	. 24

1 Annualized.

VIRGINIA FUND

	Period Ended March 31,	Year Ended September 30,
	2002	2001	2000	1999	1998
Net asset value beginning of year	$11.70	$11.14	$11.13	$11.93	$11.56
Investment operations:
Net investment income	0.24	0.49	0.50	0.49	0.50
Net realized and unrealized gain (loss) on investments	(0.23)	0.56	0.01	(0.80)	0.37
Total from investment operations	0.01	1.05	0.51	(0.31)	0.87
Less distribution from net investment income	(0.24)	(0.49)	(0.50)	(0.49)	(0.50)
Net asset value, end of year	$11.47	$11.70	$11.14	$11.13	$11.93
Total return (%)	0.07	9.62	4.78	(2.69)	7.66
Ratios and supplemental data
Net assets, end of year (in thousands)	$28,218	$29,747	$28,526	$30,229	$32,612
Ratio of expenses to average net assets (%)	1.011	1.01	1.02	1.02	1.02
Ratio of net investment income to average net assets (%)	4.101	4.26	4.60	4.22	4.28
Portfolio turnover (%)	. 19	. 38	. 24	. 27	. 32

NATIONAL FUND

	Period Ended March 31,	Year Ended September 30,
	2002	2001	2000	1999	1998
Net asset value beginning of year	$10.97	$10.43	$10.30	$11.00	$10.62
Investment operations:
Net investment income	0.20	0.49	0.42	0.42	0.42
Net realized and unrealized gain (loss) on investments	(0.30)	0.54	0.13	(0.70)	0.38
Total from investment operations	(0.10)	1.03	0.55	(0.28)	0.80
Less distribution from net investment income	(0.20)	(0.49)	(0.42)	(0.42)	(0.42)
Net asset value, end of year	$10.67	$10.97	$10.43	$10.30	$11.00
Total return (%)	(0.88)	10.03	5.53	(2.67)	7.66
Ratios and supplemental data
Net assets, end of year (in thousands)	$23,390	$24,417	$21,951	$28,838	$25,607
Ratio of expenses to average net assets (%)	1.061	1.00	1.06	1.07	1.07
Ratio of net investment income to average net assets (%)	3.761	4.48	4.15	3.87	3.91
Portfolio turnover (%)	. 30	. 53	. 78	. 35	. 20

1 Annualized.

MONEY MARKET

	Period Ended March 31,	Year Ended September 30,
	2002	2001	2000	1999	1998
Net asset value beginning of year	$1.00	$1.00	$1.00	$1.00	$1.00
Net investment income	0.01	0.03	0.03	0.02	0.03
Less distribution from net investment income	(0.01)	(0.03)	(0.03)	(0.02)	(0.03)
Net asset value, end of year	$1.00	$1.00	$1.00	$1.00	$1.00
Total return (%)	0.50	2.72	3.06	2.49	2.75
Ratios and supplemental data
Net assets, end of year (in thousands)	$5,038	$5,095	$4,866	$6,818	$7,270
Ratio of expenses to average net assets (%)	0.862	0.86	0.86	0.86	0.85
Ratio of expenses to average net assets after fee waiver1 (%)	0.762	0.76	0.76	0.77	. --
Ratio of net investment income to average net assets (%)	0.862	2.58	2.91	2.37	2.70
Ratio of net investment income to average net assets after fee waiver1 (%)	0.962	2.68	3.01	2.46	. --

1 See Note 3 to the Financial Statements.

2 Annualized.

Notes to Financial Statements

For the period ended March 31, 2002

1. Summary of Significant Accounting Policies. Mosaic Tax-Free Trust (the "Trust") is registered with the Securities and Exchange Commission under the Investment Company Act of 1940 as an open-end, diversified investment management company. The Trust maintains five separate funds (described in the following sentences and defined as the "Funds") which invest principally in securities exempt from federal income taxes, commonly known as "municipal" securities. The Arizona, Missouri and Virginia Funds (the "State Funds") invest solely in securities exempt from both federal and state income taxes in their respective states. The National Fund invests in securities exempt from federal taxes. The National Fund and the State Funds invest in intermediate and long-term securities. The Money Market invests in short-term securities. Because the Trust is 100% no-load, the shares of each fund are offered and redeemed at the net asset value per share.

Securities Valuation: The State and National Funds value securities having maturities of 60 days or less at amortized cost, which approximates market value. Securities having longer maturities, for which market quotations are readily available are valued at the mean between their bid and ask prices. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Board of Trustees. The Money Market switched to the amortized cost method of valuation from the "penny rounding" method during the fiscal year. The cumulative effect of this accounting change had no impact on the net asset value of the Money Market. The amortized cost method values portfolio securities at acquisition cost as adjusted for amortization of premium or accretion of discount.

Investment Transactions: Investment transactions are recorded on a trade date basis. The cost of investments sold is determined on the identified cost basis for financial statement and federal income tax purposes.

Investment Income:Interest income is recorded on an accrual basis. Bond premium is amortized and original issue discount is accreted over the expected life of each applicable security.

Distribution of Income and Gains: Net investment income, determined as gross investment income less total expenses, is declared as a regular dividend monthly for the State and National Funds and daily for the Money Market Fund. Dividends are distributed to shareholders or reinvested in additional shares as of the close of business at the end of each month. Capital gain distributions, if any, are declared and paid annually at year-end. Additional distributions may be made if necessary.

Income Tax:No provision is made for Federal income taxes since it is the intention of the Funds to comply with the provisions of the Internal Revenue Code available to investment companies and to make the requisite distribution to shareholders of taxable income which will be sufficient to relieve it from all or substantially all Federal Income Taxes. As of September 30, 2001, capital loss carryovers available to offset future capital gains for federal income tax purposes and the years they expire are as follows:

Expiration Date	Arizona Fund
September 30, 2003	$230,054
September 30, 2008	22,638

Expiration Date	Missouri Fund
September 30, 2003	$ 00,295
September 30, 2007	88,347
September 30, 2008	101,260

Expiration Date	Virginia Fund
September 30, 2003	$47,662
September 30, 2008	13,913

Expiration Date	National Fund
September 30, 2002	$ 159,572
September 30, 2003	1,040,173
September 30, 2008	160,551

Expiration Date	Money Market
September 30, 2007	$ 9
September 30, 2008	751

Use of Estimates: The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions. Such estimates affect the reported amounts of assets and liabilities and reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

2. Investment Advisory Fees and Other Transactions with Affiliates. The investment advisor to the Trust, Madison Mosaic, LLC, a wholly owned subsidiary of Madison Investment Advisors, Inc. ("the Advisor"), earns an advisory fee equal to 0.625% per annum of the average net assets of the State and National Funds and 0.5% per annum of the average net assets of the Money Market. The fees are accrued daily and are paid monthly.

3. Other Expenses. Under a separate Services Agreement, the Advisor will provide or arrange for each Fund to have all other necessary operational and support services for a fee based on a percentage of average net assets. This percentage is 0.48% for the Arizona Fund, 0.46% for the Missouri Fund, 0.39% for the Virginia Fund, 0.44% for the National Fund and 0.36% for the Money Market. During the applicable periods ended 2002, 2001, 2000, 1999 and 1997, we waived $2,522, $5,006, $6,075, $6,062 and $8,784, respectively of this fee for the Money Market.

The Advisor is also responsible for the fees and expenses of Trustees who are affiliated with the Advisor and for certain promotional expenses.

4. Aggregate Cost and Unrealized Appreciation. The aggregate cost for federal income tax purposes and the net unrealized appreciation are stated as follows as of March 31, 2002:

	Arizona Fund	Missouri Fund	Virginia Fund	National Fund
Aggregate Cost	$ 6,087,087	$ 7,361,237	$27,251,085	$22,200,814
Gross unrealized appreciation	222,857	323,930	769,566 )	893,220
Gross unrealized depreciation	(8,663)	(36,226)	(225,796)	(149,160)
Net unrealized appreciation	$ 214,194	$ 287,704	$ 543,770	$ 744,060

5. Net Assets. At March 31, 2002, net assets included the following:

	Arizona Fund	Missouri Fund	Virginia Fund	National Fund	Money Market
Paid in capital	$ 6,568,448	$ 7,672,893	$27,654,770	$23,831,681	$5,038,761
Accumulated net realized losses	(254,524)	(161,271)	19,907	(1,185,971)	(760)
Net unrealized appreciation on investments	214,194	287,704	543,770	744,060	--
Total Net Assets	$ 6,528,118	$ 7,799,326	$28,218,447	$23,389,770	$5,038,001

6. Investment Transactions. Purchases and sales of securities (excluding short-term securities) for the year ended March 31, 2002, were as follows:

	Purchases	Sales
Arizona Fund	$ 223,371	$ 536,300
Missouri Fund	979,622	977,284
Virginia Fund	5,495,385	6,336,693
National Fund	7,053,825	7,382,530

7. Capital Share Transactions.An unlimited number of capital shares, without par value, are authorized. Transactions in capital shares were as follows:

Arizona Fund

	Period Ended March 31, 2002	Year Ended Sept. 30, 2001
In Dollars
Shares sold	$ 204,021	$ 345,640
Shares issued in reinvestment of dividends	93,857	195,370
Total shares issued	297,878	541,010
Shares redeemed	(491,636)	(474,465)
Net increase (decrease)	$(193,758)	$ 66,545
In Shares
Shares sold	48,216	33,187 )
Shares issued in reinvestment of dividends	8,917	18,777
Total shares issued	57,133	51,964
Shares redeemed	(75,547)	(45,860)
Net increase (decrease)	(18,414)	6,104

Missouri Fund

	Period Ended March 31, 2002	Year Ended Sept. 30, 2001
In Dollars
Shares sold	$ 305,634	$ 521,446
Shares issued in reinvestment of dividends	124,547	252,356
Total shares issued	430,181	773,802
Shares redeemed	(379,545)	(551,836)
Net increase	$ 50,636	$ 221,966
In Shares
Shares sold	37,684	49,621
Shares issued in reinvestment of dividends	11,730	23,952
Total shares issued	49,414	73,573
Shares redeemed	(44,703)	(52,469)
Net increase	4,711	21,104

Virginia Fund

	Period Ended March 31, 2002	Year Ended Sept. 30, 2001
In Dollars
Shares sold	$1,384,735	$2,310,963
Shares issued in reinvestment of dividends	544,359	1,069,897
Total shares issued	1,929,094	3,380,860
Shares redeemed	2,860,405	(3,580,006)
Net decrease	$ (931,311)	$ (199,146)
In Shares
Shares sold	329,408	200,223
Shares issued in reinvestment of dividends	46,782	92,877
Total shares issued	376,190	293,100
Shares redeemed	457,148	(311,336)
Net decrease	(80,958)	(18,236)

National Fund

	Period Ended March 31, 2002	Year Ended Sept. 30, 2001
In Dollars
Shares sold	$1,027,709	$2,189,590
Additional shares issued in connection with merged fund	--	1,818,840
Shares issued in reinvestment of dividends	403,113	914,085
Total shares issued	1,430,822	4,922,515
Shares redeemed	(1,819,203)	(3,606,830)
Net increase (decrease)	$ (388,381)	$1,315,685
In Shares
Shares sold	103,845	202,656
Additional shares issued in connection with merged fund	--	168,567
Shares issued in reinvestment of dividends	37,162	84,905
Total shares issued	141,007	456,128
Shares redeemed	(175,438)	(334,976)
Net increase (decrease)	(34,431)	121,152

Money Market

	Period Ended March 31, 2002	Year Ended Sept. 30, 2001
In Dollars &Shares
Shares sold	$ 739,230	$1,462,102
Shares issued in reinvestment of dividends	24,651	131,513
Total shares issued	763,881	1,593,615
Shares redeemed	819,936	(1,359,545)
Net increase (decrease)	$ (56,055)	$234,070

The Mosaic Family of Mutual Funds

Mosaic Equity Trust

  Mosaic Investors Fund
  Mosaic Balanced Fund
  Mosaic Mid-Cap Fund
  Mosaic Foresight Fund

Mosaic Income Trust

  Mosaic Government Fund
  Mosaic Intermediate Income Fund
  Mosaic Institutional Bond Fund

Mosaic Tax-Free Trust

  Mosaic Tax-Free Arizona Fund
  Mosaic Tax-Free Missouri Fund
  Mosaic Tax-Free Virginia Fund
  Mosaic Tax-Free National Fund
  Mosaic Tax-Free Money Market

Mosaic Government Money Market

For more complete information on any Mosaic Fund, including charges and expenses, request a prospectus by calling 1-800-368-3195. Read it carefully before you invest or send money. This document does not constitute an offering by Mosaic Funds Distributor, LLC in any jurisdiction in which such offering may not be lawfully made.

Transfer Agent
Mosaic Funds
c/o US Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, WI 53201-0701
888-670-3600

Shareholder Service
Toll-free nationwide: (888) 670 3600
Mosaic Tiles (24 hour automated information) Toll-free nationwide: (800) 336 3063

Mosaic Funds
550 Science Drive
Madison, Wisconsin 53711
www.mosaicfunds.com

SEC File Number 811-3486